Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Share Based Compensation Expenses [Table Text Block]
The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Cost of revenues	$121	110	224
Research and development	7,610	4,289	7,586
General and administrative	1,688	865	1,210
Sales and marketing	1,847	1,010	1,389
Total compensation recognized in income	$11,266	6,274	10,409
Income tax benefit	$2,437	1,342	2,164

Restricted Stock Units (Rsus) [Member]
Schedule Of Share Based Compensation Expenses [Table Text Block]
The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Cost of revenues	$121	87	132
Research and development	7,610	4,249	7,423
General and administrative	1,688	855	1,174
Sales and marketing	1,847	1,006	1,373
Total compensation from RSUs	$11,266	6,197	10,102
Income tax benefit	$2,437	1,342	2,164

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
RSUs activity under the long-term incentive plan during the periods indicated is as follows:
	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2014	1,511,223	$2.47
Granted	1,219,791	9.27
Vested	(1,694,872)	6.44
Forfeited	(72,136)	2.06
Balance at December 31, 2014	964,006	4.11
Granted	597,596	7.92
Vested	(1,257,803)	5.19
Forfeited	(99,792)	2.94
Balance at December 31, 2015	204,007	9.17
Granted	1,208,785	8.30
Vested	(1,207,241)	8.39
Forfeited	(23,063)	9.04
Balance at December 31, 2016	182,488	8.60

Imaging Taiwan [Member]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2014	31,139	$0.72
Vested	(31,139)	0.72
Forfeited	-	-
Balance at December 31, 2014	-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2016	-	$-
Granted	1,925,000	0.9139
Exercised	-	-
Forfeited	(128,000)	0.9139
Balance at December 31, 2016	1,797,000	0.9139	3.0
Exercisable at December 31, 2016	-	-

Imaging Cayman [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

	2012 plan	2013 plan	2016 plan
Valuation assumptions:
Expected dividend yield	0%	0%	0%
Expected volatility	43.29%	39.50%	38.04%
Expected term (years)	3.125	2.125	3.125
Risk-free interest rate	0.87%	0.85%	0.50%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2014	1,400,000	$1.003	2.5
Granted	-	-
Exercised	-	-
Forfeited	(90,000)	1.002
Balance at December 31, 2014	1,310,000	1.003	1.5
Granted	-	-
Exercised	-	-
Forfeited	(85,000)	1.003
Balance at December 31, 2015	1,225,000	1.003	0.5
Granted	631,000	0.9139
Exercised	-	-
Forfeited	(1,240,000)	1.002
Balance at December 31, 2016	616,000	0.9139	3.0
Exercisable at December 31, 2016	-	-

Himax Display [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2015	-	$-
Granted	2,025,000	1.986
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2015	2,025,000	1.986	3.75
Granted	-	-
Exercised	-	-
Forfeited	(32,000)	1.986
Balance at December 31, 2016	1,993,000	1.986	2.75
Exercisable at December 31, 2016	-	-